SHORT-TERM AND LONG-TERM DEBT (Interest Rate Information) (Details)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Three month U.S. Dollar LIBOR rate (in percentage)	5.59%	4.77%
Secured Overnight Financing Rate ("SOFR"), closing rate (as a percent)	0.0538	0.0430
Effective Federal Funds Rate ("EEFR"), closing rate	0.0533	0.0433
Three month Norwegian kroner NIBOR rate (in percentage)	4.73%	3.26%
Floating Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	6.49%	5.30%
Lease debt financing due through 2033
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	5.41%	4.44%
Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	8.46%	6.11%